INCOME TAX - Schedule of Components of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	¥ 427		¥ 59,527
Deferred income tax expenses	9,324	$ 1,352
Total	¥ 9,751	$ 1,414	¥ 59,527